Note 5 - Revenue (Details Textual) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Statement Line Items [Line Items]
Grant	$ 0.1		$ 0.1
MSD [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 0.1	$ 0.1	$ 0.1